EATON VANCE MANAGEMENT
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260











                                  CERTIFICATION


          Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the "Registrant") (1933 Act File No. 002-27962) certifies (a) that the forms of prospectus and statement of additional information dated January 1, 1997 used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 45 ("Amendment No. 45") to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 45 was filed electronically with the Commission (Accession No. 0000940394-96-000391) on December 31, 1996.

                       EV Traditional Emerging Growth Fund



                                                EATON VANCE GROWTH TRUST



                                                By: /s/ Eric G. Woodbury
                                                    ----------------------
                                                        Eric G. Woodbury
                                                        Assistant Secretary

Date:  January 7, 1997